As filed with the Securities and Exchange Commission on February 22, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  March 31, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 2.01%
6	Berkshire Hathaway, Inc. - Class A*	$722,700
	TOTAL COMMON STOCKS (Cost $714,296)	722,700

	EQUITY FUNDS - 9.34%
1,724	American EuroPacific Growth Fund - Class A	71,313
7,517	BlackRock Energy & Resources Portfolio - Class A	295,414
18,950	Brandywine Fund*	503,310
25,835	Columbia Seligman Communications and Information Fund - Class A*	1,155,083
3,669	FPA Capital Fund, Inc.*	151,162
14,946	MFS Mid Cap Growth Fund - Class A*	136,758
10,710	Perkins Small Cap Value Fund - Class A	256,511
3,477	The Parnassus Fund	140,770
6,614	Prudential Jennison Mid-Cap Growth Fund, Inc. - Class A*	181,088
24,897	Royce Low-Priced Stock Fund	455,620
	TOTAL EQUITY FUNDS (Cost $2,803,306)	3,347,029

	EXCHANGE-TRADED FUNDS - 13.60%
40,841	Direxion Daily Financial Bull 3X Shares	1,138,239
20,574	Direxion Daily Technology Bull 3X Shares*	936,117
11,674	Ultra Dow30 ProShares	636,466
13,221	Ultra QQQ ProShares*	1,076,586
13,978	Ultra S&P500 ProShares	671,643
10,433	Ultra Semiconductor ProShares	415,442
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,103,505)	4,874,493

	FIXED INCOME FUNDS - 75.69%
2,079,728	BlackRock High Income Fund - Class I	9,961,897
689,491	DWS High Income Fund - Institutional Class	3,323,344
570,575	Eaton Vance Income Fund of Boston - Class I	3,332,161
111,490	Invesco High Yield Fund - Class A	473,834
2,561,394	John Hancock High Yield Fund - Class A	10,040,663
	TOTAL FIXED INCOME FUNDS (Cost $26,055,152)	27,131,899

	Total Investments (Cost $33,676,259) - 100.64%	36,076,121
	Liabilities in Excess of Other Assets - (0.64)%	(229,516)
	NET ASSETS - 100.00%	$35,846,605

* Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows**:

Cost of investments	$33,721,846

Gross unrealized appreciation	$2,437,403
Gross unrealized depreciation	(83,128)
Net unrealized appreciation	$2,354,275

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$722,700	$—	$—	$722,700
Total Equity	722,700	—	—	722,700

Investment Companies	35,353,421	—	—	35,353,421

Total Investments in Securities	$36,076,121	$—	$—	$36,076,121

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/14/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    2/14/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/14/2011

* Print the name and title of each signing officer under his or her signature.